Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of property plant and equipments [Abstract]
Disclosure of property, plant and equipment [text block]

Note 20     Property, plant and equipment

			Furniture,	Production		Buildings			Exploration
	Oil & gas		equipment	facilities and		and	Construction in		and evaluation
Amounts in US$’000	properties		and vehicles	machinery		improvements	progress (a)		assets(b)		Total
Cost at January 1, 2017	692,241		14,357	132,413		10,553	32,926		61,773		944,263
Additions	7,997	(c)	954	—		—	66,953		49,455		125,359
Currency translation differences	(1,142)		(12)	(147)		(3)	(62)		(104)		(1,470)
Disposals	—		(112)	—		(189)	—		—		(301)
Write-off	—		—	—		—	—		(5,834)	(d)	(5,834)
Transfers	77,408		211	25,130		—	(61,827)		(40,922)		—
Cost at December 31, 2017	776,504		15,398	157,396		10,361	37,990		64,368		1,062,017
Additions	(5,753)	(c)	1,706	—		—	81,961		43,515		121,429
Acquisitions (Note 36.4)	52,925		254	1,616		134	—		—		54,929
Currency translation differences	(11,525)		(130)	(884)		(30)	(15)		(882)		(13,466)
Disposals	—		(46)	(417)		—	—		—		(463)
Write-off / Impairment reversal	5,109	(g)	—	(120)	(g)	—	(7)	(g)	(26,389)	(e)	(21,407)
Transfers	63,794		566	14,503		1,089	(59,332)		(20,620)		—
Assets held for sale (Note 36.2)	(163,544)		—	—		—	—		—		(163,544)
Cost at December 31, 2018	717,510		17,748	172,094		11,554	60,597		59,992		1,039,495
Additions	14,696	(c)	2,052	381		159	96,012		27,449		140,749
Currency translation differences	(3,022)		(414)	(561)		(8)	(106)		(449)		(4,560)
Disposals	—		(102)	(101)		—	—		(59)		(262)
Write-off / Impairment	(7,559)	(g)	—	—		—	—		(18,290)	(f)	(25,849)
Transfers	83,010		265	24,183		65	(86,916)		(20,607)		—
Reclassification (h)	26,302		—	(23,489)		—	—		—		2,813
Cost at December 31, 2019	830,937		19,549	172,507		11,770	69,587		48,036		1,152,386
Depreciation and write-down at January 1, 2017	(384,739)		(10,049)	(71,698)		(4,131)	—		—		(470,617)
Depreciation	(57,725)		(1,948)	(14,558)		(844)	—		—		(75,075)
Disposals	—		73	—		38	—		—		111
Currency translation differences	930		8	24		5	—		—		967
Depreciation and write-down at December 31, 2017	(441,534)		(11,916)	(86,232)		(4,932)	—		—		(544,614)
Depreciation	(72,130)		(1,579)	(17,958)		(996)	—		—		(92,663)
Disposals	—		42	149		—	—		—		191
Currency translation differences	6,292		92	337		26	—		—		6,747
Assets held for sale (Note 36.2)	148,014		—	—		—	—		—		148,014
Depreciation and write-down at December 31, 2018	(359,358)		(13,361)	(103,704)		(5,902)	—		—		(482,325)
Depreciation	(83,276)		(2,096)	(16,708)		(804)	—		—		(102,884)
Disposals	—		85	34		—	—		—		119
Currency translation differences	2,492		223	480		110	—		—		3,305
Reclassification (h)	(27,664)		—	24,851		—	—		—		(2,813)
Depreciation and write-down at December 31, 2019	(467,806)		(15,149)	(95,047)		(6,596)	—		—		(584,598)

Carrying amount at December 31, 2017	334,970		3,482	71,164		5,429	37,990		64,368		517,403
Carrying amount at December 31, 2018	358,152		4,387	68,390		5,652	60,597		59,992		557,170
Carrying amount at December 31, 2019	363,131		4,400	77,460		5,174	69,587		48,036		567,788
(a)

Construction in progress includes US$ 36,874,000 as of December 31, 2019 (US$ 22,467,000 and US$ 14,073,000 as of December 31, 2018 and 2017, respectively) of costs incurred in the Morona Block in Peru. In June 2019, GeoPark withdrew the Environmental Impact Assessment (EIA), due to a lack of definition from the Peruvian Government about whether a prior consultation process was needed for the deforestation. This decision has caused a delay in the original development progress of this project. On January 10, 2020, given such lack of definition, Perupetro granted GeoPark a new Force Majeure since June 15, 2019, until the Government pronounces a definite statement regarding the need (or not) of performing prior consultation for the reforestation works included in the corresponding environmental instrument.

(b)	Exploration wells movement and balances are shown in the table below; seismic and other exploratory assets amount to US$ 44,047,000 (US$ 48,779,000 in 2018 and US$ 53,764,000 in 2017).

Amounts in US$ ‘000	Total
Exploration wells at December 31, 2017	10,604
Additions	43,103
Write-offs	(23,733)
Transfers	(18,761)
Exploration wells at December 31, 2018	11,213
Additions	23,082
Write-offs	(12,941)
Transfers	(17,365)
Exploration wells at December 31, 2019	3,989

As of December 31, 2019, there was an exploratory well that has been capitalized for a period less than a year amounting to US$ 3,989,000.

(c)	Corresponds to the effect of change in estimate of assets retirement obligations.
(d)

Corresponds to five unsuccessful exploratory wells, one well drilled in Colombia (Llanos 34 Block), one well drilled in Brazil (REC-T‑94 Block) and three non-operated wells drilled in Argentina (Puelen and Sierra del Nevado Blocks) in 2017. The charge also includes the loss generated by the write-off of the seismic cost for Campanario and Isla Norte Blocks in Chile generated by the relinquishment of 327 sq. km in 2017.

(e)

Corresponds to nine unsuccessful exploratory wells, four wells drilled in Colombia (Tiple, Llanos 34 and Llanos 32 Blocks), two wells drilled in Brazil (POT-T‑747 and POT-T‑619 Blocks) and three wells drilled in Argentina (Puelen Block). The charge also includes the write-off of a well and other exploration costs incurred in the Fell Block (Chile) in previous years and other exploration costs incurred in the VIM‑3 Block (Colombia), and POT-T‑882 and REC-T‑93 Blocks (Brazil), for which no additional work would be performed.

(f)

Corresponds to five unsuccessful exploratory wells, four wells drilled in Argentina (Sierra del Nevado, Puelen and Aguada Baguales Blocks) and a well drilled in Brazil (POT-T-747 Block). The charge also includes the write-off of wells and other exploration costs incurred in previous years in the Argentinean Blocks for which no additional work would be performed. In addition due to the results from REC-T-94, SEAL-T-268 and POT-T-747 Blocks (Brazil), during December 2019 the Group decided to relinquish these blocks so the associated investment was written off.

(g)	See Note 37.
(h)	Corresponds to the final closing of the sale of the La Cuerva and Yamu Blocks described in Note 36.2.